Community Development District Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Apr. 30, 2013	Dec. 31, 2012
Community Development District Obligations
Number of primary types of bonds issued by the CDD	2
CDD amounts payable from all landowners within our communities	$ 33,000,000		$ 35,200,000
CDD bond obligations currently outstanding, net of debt discounts	7,271,000		9,680,000
Debt discount on CDD bond obligations outstanding	1,400,000		2,300,000
Proportionate share of cash held by CDDs	3,600,000		3,700,000
Cash related to share of the "A" bonds with no offset	3,466,000		3,518,000
Cash related to share of the "B" bonds with offset	100,000		200,000
Existing CDD obligations securing acquired property	24,000,000	24,000,000
CDD obligation related to owned property which is not recorded as a CDD obligation	23,600,000	23,600,000
Maximum amount of CDD bonds related to acquired property intended to be reissued and sold	$ 24,000,000	$ 24,000,000